Note 17 - Fair Value Measurements and Fair Values of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2015
Fair Value Disclosures [Abstract]
Fair Value Measurements, Recurring and Nonrecurring [Table Text Block]
	December 31, 2015
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Governmental National Mortgage Association securities	$1,990	$--	$1,990	$--
Federal Home Loan Mortgage Corporation securities	1,015	--	1,015	--
Total investment securities available for sale	$3,005	$--	$3,005	$--
Total recurring fair value measurements	$3,005	$--	$3,005	$--

Nonrecurring fair value measurements
Impaired loans	$1,151	$--	$--	$1,151
Other real estate owned	1,410	--	--	1,410
Total nonrecurring fair value measurements	$2,561	$--	$--	$2,561
	December 31, 2014
	Fair Value Measurements Using:
	Total Fair Value	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Recurring fair value measurements
Investment securities available for sale
Short-term bond fund	$1,180	$1,180	$--	$--
Limited-term bond fund	526	526	--	--
Total investment securities available for sale	$1,706	$1,706	$--	$--
Total recurring fair value measurements	$1,706	$1,706	$--	$--

Nonrecurring fair value measurements
Impaired loans	$3,387	$--	$--	$3,387
Other real estate owned	111	--	--	111
Total nonrecurring fair value measurements	$3,498	$--	$--	$3,498

Fair Value Inputs, Assets, Quantitative Information [Table Text Block]
	December 31, 2014
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$1,151	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	25%	(3%)

Other real estate owned	$1,410	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	29%	(5%)
	December 31, 2014
	Quantitative Information About Level 3 Fair Value Measurements
	Total Fair Value	Valuation Techniques	Unobservable Input	Range (Weighted Average)
Impaired loans	$3,387	Appraisal of collateral (1)	Appraisal adjustments (2)	0%	-	33%	(2%)

Other real estate owned	$111	Appraisal of collateral (1)	Appraisal adjustments (2)		1%		(1%)

Fair Value, by Balance Sheet Grouping [Table Text Block]
			Fair Value Measurements at
			December 31, 2015
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$17,206	$17,206	$17,206	$--	$--
Investment in interest-earning time deposits	6,136	6,206	--	--	6,206
Investment securities available for sale	3,005	3,005	--	3,005	--
Loans held for sale	5,064	5,244	--	5,244	--
Loans receivable, net	143,305	145,134	--	--	145,134
Accrued interest receivable	983	983	983	--	--
Investment in FHLB stock	618	618	618	--	--
Bank-owned life insurance	3,638	3,638	3,638	--	--

Financial Liabilities
Deposits	149,229	150,644	33,438	--	117,206
FHLB short-term borrowings	6,000	6,000	6,000	--	--
FHLB long-term borrowings	7,500	7,479	--	--	7,479
Accrued interest payable	123	123	123	--	--
			Fair Value Measurements at
			December 31, 2014
	Carrying Amount	Fair Value Estimate	Quoted Prices in Active Markets for Identical Assets (Level 1)	Significant Other Observable Inputs (Level 2)	Unobservable Inputs (Level 3)
Financial Assets
Cash and cash equivalents	$13,937	$13,937	$13,937	$--	$--
Investment in interest-earning time deposits	6,660	6,723	--	--	6,723
Investment securities available for sale	1,706	1,706	1,706	--	--
Loans held for sale	2,556	2,664	--	2,664	--
Loans receivable, net	123,331	123,419	--	--	123,419
Accrued interest receivable	788	788	788	--	--
Investment in FHLB stock	527	527	527	--	--
Bank-owned life insurance	3,549	3,549	3,549	--	--

Financial Liabilities
Deposits	124,405	125,724	28,071	--	97,653
FHLB short-term borrowings	7,000	7,000	7,000	--	--
FHLB long-term borrowings	4,500	4,492	--	--	4,492
Accrued interest payable	108	108	108	--	--